Shareholder Report	6 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Columbia Funds Series Trust I
Entity Central Index Key	0000773757
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
Columbia U.S. Treasury Index Fund - Class A
Shareholder Report [Line Items]
Fund Name	Columbia U.S. Treasury Index Fund
Class Name	Class A
Trading Symbol	LUTAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia U.S. Treasury Index Fund (the Fund) for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 16	0.32% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.32%	[1]
Net Assets	$ 831,905,954
Holdings Count | Holding	281
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 831,905,954
Total number of portfolio holdings	281
Portfolio turnover for the reporting period	23%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
U.S. Treasury 08/15/2035 4.250%	1.1%
U.S. Treasury 10/31/2030 4.875%	0.9%
U.S. Treasury 02/15/2035 4.625%	0.9%
U.S. Treasury 05/15/2034 4.375%	0.9%
U.S. Treasury 11/15/2034 4.250%	0.9%
U.S. Treasury 05/15/2035 4.250%	0.9%
U.S. Treasury 08/15/2034 3.875%	0.8%
U.S. Treasury 02/15/2034 4.000%	0.8%
U.S. Treasury 11/15/2033 4.500%	0.8%
U.S. Treasury 02/28/2030 4.000%	0.8%
Asset Categories

Largest Holdings [Text Block]
Top Holdings
U.S. Treasury 08/15/2035 4.250%	1.1%
U.S. Treasury 10/31/2030 4.875%	0.9%
U.S. Treasury 02/15/2035 4.625%	0.9%
U.S. Treasury 05/15/2034 4.375%	0.9%
U.S. Treasury 11/15/2034 4.250%	0.9%
U.S. Treasury 05/15/2035 4.250%	0.9%
U.S. Treasury 08/15/2034 3.875%	0.8%
U.S. Treasury 02/15/2034 4.000%	0.8%
U.S. Treasury 11/15/2033 4.500%	0.8%
U.S. Treasury 02/28/2030 4.000%	0.8%

Columbia U.S. Treasury Index Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Columbia U.S. Treasury Index Fund
Class Name	Institutional Class
Trading Symbol	IUTIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia U.S. Treasury Index Fund (the Fund) for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 9	0.17% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.17%	[1]
Net Assets	$ 831,905,954
Holdings Count | Holding	281
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 831,905,954
Total number of portfolio holdings	281
Portfolio turnover for the reporting period	23%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
U.S. Treasury 08/15/2035 4.250%	1.1%
U.S. Treasury 10/31/2030 4.875%	0.9%
U.S. Treasury 02/15/2035 4.625%	0.9%
U.S. Treasury 05/15/2034 4.375%	0.9%
U.S. Treasury 11/15/2034 4.250%	0.9%
U.S. Treasury 05/15/2035 4.250%	0.9%
U.S. Treasury 08/15/2034 3.875%	0.8%
U.S. Treasury 02/15/2034 4.000%	0.8%
U.S. Treasury 11/15/2033 4.500%	0.8%
U.S. Treasury 02/28/2030 4.000%	0.8%
Asset Categories

Largest Holdings [Text Block]
Top Holdings
U.S. Treasury 08/15/2035 4.250%	1.1%
U.S. Treasury 10/31/2030 4.875%	0.9%
U.S. Treasury 02/15/2035 4.625%	0.9%
U.S. Treasury 05/15/2034 4.375%	0.9%
U.S. Treasury 11/15/2034 4.250%	0.9%
U.S. Treasury 05/15/2035 4.250%	0.9%
U.S. Treasury 08/15/2034 3.875%	0.8%
U.S. Treasury 02/15/2034 4.000%	0.8%
U.S. Treasury 11/15/2033 4.500%	0.8%
U.S. Treasury 02/28/2030 4.000%	0.8%

Columbia U.S. Treasury Index Fund - Institutional 2 Class
Shareholder Report [Line Items]
Fund Name	Columbia U.S. Treasury Index Fund
Class Name	Institutional 2 Class
Trading Symbol	CUTRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia U.S. Treasury Index Fund (the Fund) for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 9	0.17% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.17%	[1]
Net Assets	$ 831,905,954
Holdings Count | Holding	281
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 831,905,954
Total number of portfolio holdings	281
Portfolio turnover for the reporting period	23%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
U.S. Treasury 08/15/2035 4.250%	1.1%
U.S. Treasury 10/31/2030 4.875%	0.9%
U.S. Treasury 02/15/2035 4.625%	0.9%
U.S. Treasury 05/15/2034 4.375%	0.9%
U.S. Treasury 11/15/2034 4.250%	0.9%
U.S. Treasury 05/15/2035 4.250%	0.9%
U.S. Treasury 08/15/2034 3.875%	0.8%
U.S. Treasury 02/15/2034 4.000%	0.8%
U.S. Treasury 11/15/2033 4.500%	0.8%
U.S. Treasury 02/28/2030 4.000%	0.8%
Asset Categories

Largest Holdings [Text Block]
Top Holdings
U.S. Treasury 08/15/2035 4.250%	1.1%
U.S. Treasury 10/31/2030 4.875%	0.9%
U.S. Treasury 02/15/2035 4.625%	0.9%
U.S. Treasury 05/15/2034 4.375%	0.9%
U.S. Treasury 11/15/2034 4.250%	0.9%
U.S. Treasury 05/15/2035 4.250%	0.9%
U.S. Treasury 08/15/2034 3.875%	0.8%
U.S. Treasury 02/15/2034 4.000%	0.8%
U.S. Treasury 11/15/2033 4.500%	0.8%
U.S. Treasury 02/28/2030 4.000%	0.8%

Columbia U.S. Treasury Index Fund - Institutional 3 Class
Shareholder Report [Line Items]
Fund Name	Columbia U.S. Treasury Index Fund
Class Name	Institutional 3 Class
Trading Symbol	CUTYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia U.S. Treasury Index Fund (the Fund) for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 9	0.17% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.17%	[1]
Net Assets	$ 831,905,954
Holdings Count | Holding	281
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 831,905,954
Total number of portfolio holdings	281
Portfolio turnover for the reporting period	23%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
U.S. Treasury 08/15/2035 4.250%	1.1%
U.S. Treasury 10/31/2030 4.875%	0.9%
U.S. Treasury 02/15/2035 4.625%	0.9%
U.S. Treasury 05/15/2034 4.375%	0.9%
U.S. Treasury 11/15/2034 4.250%	0.9%
U.S. Treasury 05/15/2035 4.250%	0.9%
U.S. Treasury 08/15/2034 3.875%	0.8%
U.S. Treasury 02/15/2034 4.000%	0.8%
U.S. Treasury 11/15/2033 4.500%	0.8%
U.S. Treasury 02/28/2030 4.000%	0.8%
Asset Categories

Largest Holdings [Text Block]
Top Holdings
U.S. Treasury 08/15/2035 4.250%	1.1%
U.S. Treasury 10/31/2030 4.875%	0.9%
U.S. Treasury 02/15/2035 4.625%	0.9%
U.S. Treasury 05/15/2034 4.375%	0.9%
U.S. Treasury 11/15/2034 4.250%	0.9%
U.S. Treasury 05/15/2035 4.250%	0.9%
U.S. Treasury 08/15/2034 3.875%	0.8%
U.S. Treasury 02/15/2034 4.000%	0.8%
U.S. Treasury 11/15/2033 4.500%	0.8%
U.S. Treasury 02/28/2030 4.000%	0.8%

[1]	Annualized.